Derivative Financial Instruments (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of Net Derivatives Gains (Losses)
Derivatives and hedging gains (losses)	$ 6,108	$ 122	$ (6,624)
Embedded derivatives	(1,284)	(387)	1,758
Net derivative gains (losses)	$ 4,824	$ (265)	$ (4,866)